NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			$ 8,518
Profit (loss), attributable to non-controlling interests	$ 197	$ 229	346	$ 497
Cash contributed	10	$ 0	10	0
Disbursements			228	524
Non-controlling interests, ending balance	8,646		8,646		$ 8,518
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			8,518	8,450	8,450
Non-controlling interest in acquiree recognised at acquisition date						$ 329
Profit (loss), attributable to non-controlling interests			346		585
Cash contributed			10
Disbursements			(228)		(846)
Non-controlling interests, ending balance	8,646		$ 8,646		8,518
Nevada Gold Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			38.50%
Non-controlling interests, beginning balance			$ 6,068	6,061	6,061
Non-controlling interest in acquiree recognised at acquisition date						0
Profit (loss), attributable to non-controlling interests			262		633
Cash contributed			0
Disbursements			(156)		(626)
Non-controlling interests, ending balance	6,174		$ 6,174		6,068
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Non-controlling interests, beginning balance			$ 1,128	1,189	1,189
Non-controlling interest in acquiree recognised at acquisition date						0
Profit (loss), attributable to non-controlling interests			40		96
Cash contributed			0
Disbursements			(40)		(157)
Non-controlling interests, ending balance	1,128		$ 1,128		1,128
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			16.00%
Non-controlling interests, beginning balance			$ 321	298	298
Non-controlling interest in acquiree recognised at acquisition date						0
Profit (loss), attributable to non-controlling interests			15		35
Cash contributed			0
Disbursements			0		(12)
Non-controlling interests, ending balance	336		$ 336		321
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			20.00%
Non-controlling interests, beginning balance			$ 739	953	953
Non-controlling interest in acquiree recognised at acquisition date						0
Profit (loss), attributable to non-controlling interests			35		(179)
Cash contributed			0
Disbursements			(28)		(35)
Non-controlling interests, ending balance	746		$ 746		739
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			10.30%
Non-controlling interests, beginning balance			$ 13	29	29
Non-controlling interest in acquiree recognised at acquisition date						0
Profit (loss), attributable to non-controlling interests			4		0
Cash contributed			0
Disbursements			(4)		(16)
Non-controlling interests, ending balance	13		$ 13		13
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			50.00%
Non-controlling interests, beginning balance			$ 329	0	0
Non-controlling interest in acquiree recognised at acquisition date						329
Profit (loss), attributable to non-controlling interests			(10)		0
Cash contributed			10
Disbursements			0		0
Non-controlling interests, ending balance	329		329		329
Other [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			(80)	$ (80)	(80)
Non-controlling interest in acquiree recognised at acquisition date						$ 0
Profit (loss), attributable to non-controlling interests			0		0
Cash contributed			0
Disbursements			0		0
Non-controlling interests, ending balance	$ (80)		$ (80)		$ (80)